Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Sales and Service Revenues
Product sales	$ 16,091	$ 16,004	$ 14,549
Service revenues	12,052	11,646	11,702
Total sales and service revenues	28,143	27,650	26,251
Cost of Sales and Service Revenues
Cost of product sales	11,812	12,330	10,965
Cost of service revenues	11,037	10,475	10,063
General and administrative expenses	2,467	2,571	2,577
Goodwill impairment			570
Operating income	2,827	2,274	2,076
Other (expense) income
Interest expense	(269)	(269)	(271)
Charge on debt redemption	(229)
Other, net	37	65	36
Earnings from continuing operations before income taxes	2,366	2,070	1,841
Federal and foreign income taxes	462	636	823
Earnings from continuing operations	1,904	1,434	1,018
Earnings (loss) from discontinued operations, net of tax	149	252	(2,280)
Net earnings (loss)	2,053	1,686	(1,262)
Basic Earnings (Loss) Per Share
Continuing operations	$ 6.41	$ 4.49	$ 3.04
Discontinued operations	$ 0.50	$ 0.79	$ (6.81)
Basic earnings (loss) per share	$ 6.91	$ 5.28	$ (3.77)
Weighted-average common shares outstanding, in millions	296.9	319.2	334.5
Diluted Earnings (Loss) Per Share
Continuing operations	$ 6.32	$ 4.44	$ 2.98
Discontinued operations	$ 0.50	$ 0.77	$ (6.67)
Diluted earnings (loss) per share	$ 6.82	$ 5.21	$ (3.69)
Weighted-average diluted shares outstanding, in millions	301.1	323.3	341.6
Net earnings (loss) from above	2,053	1,686	(1,262)
Other comprehensive income (loss)
Change in cumulative translation adjustment	(41)	31	(24)
Change in unrealized gain (loss) on marketable securities and cash flow hedges, net of tax benefit (expense) of $0 in 2010, $(23) in 2009, and $22 in 2008	1	36	(35)
Change in unamortized benefit plan costs, net of tax (expense) benefit of $(183) in 2010, $(374) in 2009, and $1,888 in 2008	297	561	(2,884)
Other comprehensive income (loss), net of tax	257	628	(2,943)
Comprehensive income (loss)	$ 2,310	$ 2,314	$ (4,205)